7. CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019	Dec. 31, 2020 $ / shares
Weighted average remaining contractual life, stock options	1 year 6 months 11 days	1 year 11 months 12 days
Warrants, Weighted Average Contractual Life	1 year 9 months 25 days	1 year 2 months 12 days
Issuance 1
Sale of Stock, Transaction Date	Mar. 26, 2018
Sale of Stock, Description of Transaction	non-brokered private placement
Stock Issued During Period, Shares, New Issues | shares	1,718,750
Sale of Stock, Price Per Share | $ / shares			$ 0.32
Stock Issued	$ 550,000
Payments of Stock Issuance Costs	$ 19,019
Issuance 2
Sale of Stock, Transaction Date	Nov. 09, 2018
Sale of Stock, Description of Transaction	first tranche of a non-brokered private placement
Stock Issued During Period, Shares, New Issues | shares	2,500,000
Sale of Stock, Price Per Share | $ / shares			0.20
Stock Issued	$ 500,000
Issuance 3
Sale of Stock, Transaction Date	Dec. 17, 2018
Sale of Stock, Description of Transaction	second tranche
Stock Issued During Period, Shares, New Issues | shares	1,160,000
Sale of Stock, Price Per Share | $ / shares			0.20
Stock Issued	$ 232,000
Issuances 2 and 3
Payments of Stock Issuance Costs	$ 36,825
Issuance 4
Sale of Stock, Transaction Date	Feb. 25, 2019
Sale of Stock, Description of Transaction	third tranche of a non-brokered private placement
Stock Issued During Period, Shares, New Issues | shares	500,000
Sale of Stock, Price Per Share | $ / shares			0.20
Stock Issued	$ 100,000
Payments of Stock Issuance Costs	$ 29,673
Issuance 5
Sale of Stock, Transaction Date	Dec. 18, 2019
Sale of Stock, Description of Transaction	non-brokered private placement
Stock Issued During Period, Shares, New Issues | shares	910,000
Sale of Stock, Price Per Share | $ / shares			0.20
Stock Issued	$ 182,000
Payments of Stock Issuance Costs	$ 24,360
Issuance 6
Sale of Stock, Transaction Date	Oct. 23, 2020
Sale of Stock, Description of Transaction	non-brokered private placement
Stock Issued During Period, Shares, New Issues | shares	4,219,641
Sale of Stock, Price Per Share | $ / shares			$ 0.12
Stock Issued	$ 506,357
Payments of Stock Issuance Costs	$ 21,537